Inventories (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw materials	$ 82,844	$ 91,512	$ 41,914
Work in process	112,751	167,337	233,242
Finished goods	861,456	967,327	782,428
Inventory, Gross	1,057,051	1,226,176	1,057,584
Less: reserve for obsolete inventory
Inventory, Net	$ 1,057,051	$ 1,226,176	$ 1,057,584